SEGMENT INFORMATION - Group's reporting segments (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Revenues from contracts with customers
Sale of goods and services	$ 94,548,714	$ 92,313,776	$ 221,391,962	$ 158,667,650
Royalties			909,067	1,129,024
Government grants		337		805
Initial recognition and changes in the fair value of biological assets at the point of harvest	(138,529)	1,590,925	351,477	2,142,828
Changes in the net realizable value of agricultural products after harvest	(1,509,023)	(1,242,185)	(1,736,959)	(1,242,185)
Total	92,901,162	92,662,853	220,006,480	159,569,098
Cost of sales	$ (59,141,259)	$ (55,332,989)	(134,817,137)	(93,215,442)
Gross profit per segment			$ 85,189,343	$ 66,353,656
% Gross margin			39.00%	42.00%
Seed and integrated products
Revenues from contracts with customers
Royalties			$ 909,067	$ 1,129,024
Government grants				805
Initial recognition and changes in the fair value of biological assets at the point of harvest			56,530	1,033,753
Changes in the net realizable value of agricultural products after harvest			(279,365)	(821,078)
Total			29,912,429	25,110,137
Cost of sales			(13,606,348)	(8,988,420)
Gross profit per segment			$ 16,306,081	$ 16,121,717
% Gross margin			55.00%	64.00%
Crop protection
Revenues from contracts with customers
Initial recognition and changes in the fair value of biological assets at the point of harvest			$ 140,620	$ 845,387
Changes in the net realizable value of agricultural products after harvest			(694,929)	(304,522)
Total			115,709,218	82,603,469
Cost of sales			(79,703,474)	(57,480,257)
Gross profit per segment			$ 36,005,744	$ 25,123,212
% Gross margin			31.00%	30.00%
Crop nutrition
Revenues from contracts with customers
Initial recognition and changes in the fair value of biological assets at the point of harvest			$ 154,327	$ 263,688
Changes in the net realizable value of agricultural products after harvest			(762,665)	(116,585)
Total			74,384,833	51,855,492
Cost of sales			(41,507,315)	(26,746,765)
Gross profit per segment			$ 32,877,518	$ 25,108,727
% Gross margin			44.00%	48.00%
Goods And Services [Member]
Revenues from contracts with customers
Sale of goods and services			$ 220,482,895	$ 157,538,626
Goods And Services [Member] | Seed and integrated products
Revenues from contracts with customers
Sale of goods and services			29,226,197	23,767,633
Goods And Services [Member] | Crop protection
Revenues from contracts with customers
Sale of goods and services			116,263,527	82,062,604
Goods And Services [Member] | Crop nutrition
Revenues from contracts with customers
Sale of goods and services			$ 74,993,171	$ 51,708,389